CONVERTIBLE DEBT OF A,B (Details) - USD ($)	Nov. 30, 2016	Aug. 31, 2016	Dec. 09, 2015	Oct. 27, 2014
CONVERTIBLE DEBT OF A,B DETAILS
Company issued convertible note in exchange for consulting services				$ 165,000
Principal remaining of note	$ 58,250	$ 58,250
Fair value based on the common shares	94,096	123,947
Accrued and unpaid interest	9,767	8,605
Issued a convertible unsecured note in the amount			$ 100,000
Conversion of principal of this convertible debt	99,400
Interest accrued on note b	7,472
Remaining principal of the note b	600	600
Note issued for fair value	1,111	1,153
Accrued and unpaid interest b	$ 70	$ 52